CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Class A ordinary shares Ordinary shares [Member]	Class B ordinary shares Ordinary shares [Member]	Total Renren Inc.'s equity (deficit)	Additional paid-in capital [Member]	Accumulated deficit	Statutory reserves [Member]	Accumulated other comprehensive loss	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2018	$ 737,000	$ 305,000	$ 147,465,000	$ 709,137,000	$ (563,737,000)	$ 6,712,000	$ (5,689,000)	$ 33,473,000	$ 180,938,000
Balance (in shares) at Dec. 31, 2018	737,222,448	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation			11,369,000	11,369,000				915,000	12,284,000
Other comprehensive loss			(3,340,000)				(3,340,000)	(1,524,000)	(4,864,000)
Net loss			(51,097,000)		(51,097,000)			(56,391,000)	(107,488,000)
Exercise of share option and restricted shares vesting	$ 14,000		8,000	(6,000)					8,000
Exercise of share option and restricted shares vesting (in shares)	13,594,185
Acquisition of interest in a dealership held by non-controlling shareholder			(187,000)	(187,000)				(1,325,000)	(1,512,000)
Disposal of a Kaixin			(81,000)	(81,000)				(701,000)	(782,000)
Reverse recapitalization of the Kaixin Offering			(21,345,000)	(21,040,000)			(305,000)	16,298,000	(5,047,000)
Issuance of units by Kaixin and conversion of rights to Kaixin's ordinary shares			5,184,000	5,184,000				2,316,000	7,500,000
Beneficial conversion feature of a convertible loan issued by Kaixin			1,471,000	1,471,000				657,000	2,128,000
Conversion of convertible loans issued by Kaixin to KAH's ordinary shares			14,666,000	14,666,000				6,553,000	21,219,000
Reclassification from liability to equity for contingent consideration	$ 0	$ 0	0	0	0	0	0	20,849,000	20,849,000
Balance at Dec. 31, 2019	$ 751,000	$ 305,000	104,113,000	720,513,000	(614,834,000)	6,712,000	(9,334,000)	21,120,000	125,233,000
Balance (in shares) at Dec. 31, 2019	750,816,633	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation			17,549,000	17,549,000				1,133,000	18,682,000
Other comprehensive loss			(372,000)				(372,000)	797,000	425,000
Capital contribution from non-controlling shareholder			2,329,000	2,329,000				1,885,000	4,214,000
Net loss			(19,220,000)		(19,220,000)			(2,900,000)	(22,120,000)
Exercise of share option and restricted shares vesting	$ 19,000	$ 0	0	(19,000)	0	0	0	0	0
Exercise of share option and restricted shares vesting (in shares)	18,627,480	0
Waived performance and marketing conditions of ear out shares			(773,000)	(773,000)				773,000
Issuance of ordinary shares to EarlyBird Capital by Kaixin			663,000	663,000				337,000	1,000,000
Beneficial conversion feature of preferred shares issued by Kaixin			868,000	868,000				442,000	1,310,000
Balance at Dec. 31, 2020	$ 770,000	$ 305,000	105,157,000	741,130,000	(634,054,000)	6,712,000	(9,706,000)	23,587,000	128,744,000
Balance (in shares) at Dec. 31, 2020	769,444,113	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation			18,646,000	18,646,000				5,177,000	23,823,000
Other comprehensive loss			(306,000)				(306,000)	154,000	(152,000)
Disposal of subsidiary								(23,608,000)	(23,608,000)
Transaction with NCI			13,153,000	13,153,000				13,153,000
Net loss			13,663,000		13,663,000			(4,298,000)	9,365,000
Exercise of share option and restricted shares vesting	$ 46,000		275,000	229,000					275,000
Exercise of share option and restricted shares vesting (in shares)	46,492,464
Accretion of convertible redeemable preferred shares to redemption value			(951,000)	(951,000)				(484,000)	(1,435,000)
Balance at Dec. 31, 2021	$ 816,000	$ 305,000	$ 149,637,000	$ 772,207,000	$ (620,391,000)	$ 6,712,000	$ (10,012,000)	$ (12,625,000)	$ 137,012,000
Balance (in shares) at Dec. 31, 2021	815,936,577	305,388,450